Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Financing receivables,net [Abstract]
Schedule of Financing Receivables
Financing receivables consist of the following:

December 31,
2018
RMB

Financing receivables, gross
Micro-credit personal loans	734,108
Corporate loans	274,857
Total	1,008,965

Less: allowance for financing receivables	(15,829)

Financing receivables, net	993,136

Current portion	768,343
Non-current portion	224,793

Past Due Financing Receivables
The following table presents the aging of financing receivables as of December 31, 2018.

	1-90 days past due	91-180 days past due	181-360 days past due	Total past due	Current	Total financing receivables

Micro-credit personal loans	13,074	6,590	1,411	21,075	713,033	734,108
Corporate loans	-	-	-	-	274,857	274,857
	13,074	6,590	1,411	21,075	987,890	1,008,965

Allowance for Credit Losses on Financing Receivables
Movement of allowance for financing receivables is as follows:

For the year ended December 31,
2018
RMB

Balance at the beginning of the year	-
Charge for the year	(15,829)

Balance at the end of the year	(15,829)